Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		50 Months Ended	56 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,141,719)	$ (1,012,837)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,907,831)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	5,488	5,528	11,016	3,371	14,387	19,875
Stock-based compensation	205,836	558,333	692,500	160,000	852,500	1,058,336
Accretion of debt discount	157,626	170,662	328,287	197,374	525,661	683,287
Gain on forgiveness of debt	0	0	0	(8,000)	(8,000)	(8,000)
Loss on forgiveness of debt	233,062	0	0	237,807	237,807	470,869
(Increase) in prepaid expenses	(28,318)	(48,629)	(11,429)	(6,324)	(17,753)	(46,071)
(Increase) decrease in advances to related party	0	18,416	18,416	(18,416)	0	0
(Decrease) increase in accounts payable and accrued liabilities	(96,442)	25,074	222,909	13,472	249,637	153,195
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(664,467)	(283,453)	(690,365)	(197,937)	(911,873)	(1,576,340)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(7,754)	(7,754)	(31,191)	(38,945)	(38,945)
Equipment	0	0	0	(4,957)	(4,957)	(4,957)
Mineral property	0	0	0	(350,000)	(350,000)	(350,000)
Reclamation bond	(32,232)	0	(92,876)	0	(92,876)	(125,108)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(32,232)	(7,754)	(100,630)	(386,148)	(486,778)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	200,000	900,000	1,500,000	900,000	2,412,310	2,612,310
Loans from related party	0	0	0	4,790	16,198	16,198
Proceeds from notes payable	0	0	0	200,000	200,000	200,000
Payment on promissory note	0	(400,000)	(600,000)	0	(600,000)	(600,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	200,000	500,000	900,000	1,104,790	2,028,508	2,228,508
NET INCREASE ( DECREASE) IN CASH	(496,699)	208,793	109,005	520,705	629,857	133,158
CASH, BEGINNING OF PERIOD	629,857	520,852	520,852	147
CASH, END OF PERIOD	133,158	729,645	629,857	520,852	629,857	133,158
Supplemental information:
Interest paid in cash	0	0	0	0	0	0
Taxes paid in cash	0	0	0	0	0	0
Supplemental cash flow information and noncash financing activities:
Common stock payable for property acquisition	0	0	0	115,000	115,000	115,000
Promissory notes issued for property	0	0	0	2,405,500	2,405,500	2,405,500
Forgiveness of debt by former director	0	0	0	16,198	16,198	16,198
Common stock issued to satisfy common stock payable	867,500	500,000	1,106,410	0	1,106,410	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 0	$ 446,410	$ 446,410	$ 464,410